Stock Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Stock Options And Warrants Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	Three Months Ended December 31
	2014	2013
Expected cash dividend yield	N/A(1)	-
Expected stock price volatility	N/A(1)	103%
Risk-free interest rate	N/A(1)	0.10%
Expected life of options/warrants		1 Year

	Fiscal Years Ended
	September 30,
	2014	2013
Expected cash dividend yield	-	-
Expected stock price volatility	0%	108%
Risk-free interest rate	0.65%	0.18%
Expected life of options	1.05 Years	1.38 Years

Schedule of Stock Options Roll Forward
	Shares Under Option/ Warrant	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2014	305,251		$15.71	1.05 years	487,402
Granted	-	$
Expired / Cancelled	(24,000)		$17.50
Exercised	-	$
Outstanding as of December 31, 2014	281,251		$15.63	0.85 years	$526,550
Exercisable as of December 31, 2014	255,463		$15.44	0.79 years	$526,550

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2012	336,782	$28.00
Granted	143,937	$11.18
Expired	(52,754)	$76.97

Outstanding as of September 30, 2013	427,965	$16.12
Granted	84,356	$18.04
Expired	(141,177)	$17.50
Exercised	(65,893)	$18.04

Outstanding as of September 30, 2014	305,251	$15.71	1.05 years	$487,402
Exercisable as of September 30, 2014	270,867	$15.49	0.97 years	$487,402